Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

	Summary Compensation Table Total for PEO(2)			Compensation Actually Paid to PEO(3)			Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(6)	Net Income (Loss) (millions)(7)
Year(1)	Rossi(2)	Gad(2)	Møller (2)	Rossi(3)	Gad(3)	Møller (3)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2024	$4,557,585	$—	—	$4,118,455	$—	—	$2,289,937	$2,286,176	$48.30	$(29.7)
2023	$3,110,553	$2,454,483	—	$3,557,959	$3,204,083	—	$971,850	$1,242,227	$42.07	$(21.4)
2022	—	$1,435,696	$924,536	—	$(198,556)	$(2,236,402)	$991,061	$164,844	$30.10	$(95.6)
(1)	We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, and as such, are only required to include information for the past three fiscal years in this table.
(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rossi, Mr. Gad and Dr. Møller (each of whom served as Principal Executive Officer during the three-year period ended December 31, 2024) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Officer and Director Compensation—Summary Compensation Table.” Dr. Møller served as our Chief Executive Officer from 2015 until he stepped down from the position, effective April 22, 2022, upon which our Board of Directors appointed Mr. Gad to serve as our Interim Chief Executive Officer. Mr. Gad served as our Interim Chief Executive Officer from April 22, 2022 until he ceased to serve in that office and assumed the officer of Chief Business Officer, effective November 6, 2023, the date upon which our Board of Directors appointed Mr. Rossi to serve as our President and Chief Executive Officer.
(3)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Rossi, Mr. Gad and Dr. Møller, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2024, Mr. Rossi, in the case of 2023, Mr. Rossi and Mr. Gad, and in the case of 2022, Mr. Gad and Dr. Møller. In accordance with the requirements of Item 402(v) of Regulation S-K, see the table below for the adjustments made to Mr. Rossi, Mr. Gad and Dr. Møller’s respective total compensation to determine the compensation actually paid in the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Michael Rossi
2024	$4,557,585	$3,459,389	$3,020,259	$4,118,455
2023	$3,110,553	$2,629,348	$3,076,754	$3,557,959
Thomas Gad
2023	$2,454,483	$1,342,856	$2,092,456	$3,204,083
2022	$1,435,696	$388,200	$(1,246,052)	$(198,556)
Claus Juan Møller-San Pedro, M.D., Ph.D.
2022	$924,536	$—	$(3,160,938)	$(2,236,402)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. See the table below for the amounts deducted or added in calculating the equity award adjustments.

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Prior Years’ Awards Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value included in CAP
Michael Rossi
2024	$1,749,847	291,478	978,934	—	—	—	$3,020,259
2023	$3,076,754	—	—	—	—	—	$3,076,754
Thomas Gad
2023	$1,836,798	$138,417	—	$117,241	—	—	$2,092,456
2022	$209,016	$(1,090,764)	—	$(364,305)	—	—	$(1,246,052)
Claus Juan Møller-San Pedro, M.D., Ph.D.
2022	—	$(2,403,178)	—	$(757,760)	—	—	$(3,160,938)
(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding, in the case of 2024, Mr. Rossi, in the case of 2023, Mr. Rossi and Mr. Gad, and in the case of 2022, Mr. Gad and Dr. Møller) (the “non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Thomas Gad and Peter Pfreundschuh; and (ii) for 2023 and 2022, Bo Kruse and Susan Smith.

(5)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. See the table below for the adjustments made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,289,937	$1,658,750	$1,654,989	$2,286,176
2023	$971,850	$304,183	$574,560	$1,242,227
2022	$991,061	$163,843	$(662,374)	$164,844
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. See the table below for the amounts deducted or added in calculating the equity award adjustments.

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value of Prior Years’ Awards Unvested at Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Value included in CAP
2024	$1,165,693	$77,802	—	$411,494	—	—	$1,654,989
2023	$438,120	$87,435	—	$49,005	—	—	$574,560
2022	$159,667	$(616,859)	—	$(205,181)	—	—	$(662,374)
(6)	Cumulative total shareholder return (“TSR”) is calculated by dividing (x) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (y) the Company’s share price at the beginning of the measurement period.
(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rossi, Mr. Gad and Dr. Møller (each of whom served as Principal Executive Officer during the three-year period ended December 31, 2024) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Officer and Director Compensation—Summary Compensation Table.” Dr. Møller served as our Chief Executive Officer from 2015 until he stepped down from the position, effective April 22, 2022, upon which our Board of Directors appointed Mr. Gad to serve as our Interim Chief Executive Officer. Mr. Gad served as our Interim Chief Executive Officer from April 22, 2022 until he ceased to serve in that office and assumed the officer of Chief Business Officer, effective November 6, 2023, the date upon which our Board of Directors appointed Mr. Rossi to serve as our President and Chief Executive Officer.
(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding, in the case of 2024, Mr. Rossi, in the case of 2023, Mr. Rossi and Mr. Gad, and in the case of 2022, Mr. Gad and Dr. Møller) (the “non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Thomas Gad and Peter Pfreundschuh; and (ii) for 2023 and 2022, Bo Kruse and Susan Smith.

Adjustment To PEO Compensation, Footnote
(3)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Rossi, Mr. Gad and Dr. Møller, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2024, Mr. Rossi, in the case of 2023, Mr. Rossi and Mr. Gad, and in the case of 2022, Mr. Gad and Dr. Møller. In accordance with the requirements of Item 402(v) of Regulation S-K, see the table below for the adjustments made to Mr. Rossi, Mr. Gad and Dr. Møller’s respective total compensation to determine the compensation actually paid in the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Michael Rossi
2024	$4,557,585	$3,459,389	$3,020,259	$4,118,455
2023	$3,110,553	$2,629,348	$3,076,754	$3,557,959
Thomas Gad
2023	$2,454,483	$1,342,856	$2,092,456	$3,204,083
2022	$1,435,696	$388,200	$(1,246,052)	$(198,556)
Claus Juan Møller-San Pedro, M.D., Ph.D.
2022	$924,536	$—	$(3,160,938)	$(2,236,402)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. See the table below for the amounts deducted or added in calculating the equity award adjustments.

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Prior Years’ Awards Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value included in CAP
Michael Rossi
2024	$1,749,847	291,478	978,934	—	—	—	$3,020,259
2023	$3,076,754	—	—	—	—	—	$3,076,754
Thomas Gad
2023	$1,836,798	$138,417	—	$117,241	—	—	$2,092,456
2022	$209,016	$(1,090,764)	—	$(364,305)	—	—	$(1,246,052)
Claus Juan Møller-San Pedro, M.D., Ph.D.
2022	—	$(2,403,178)	—	$(757,760)	—	—	$(3,160,938)

Non-PEO NEO Average Total Compensation Amount	$ 2,289,937	$ 971,850	$ 991,061
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,286,176	1,242,227	164,844
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. See the table below for the adjustments made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,289,937	$1,658,750	$1,654,989	$2,286,176
2023	$971,850	$304,183	$574,560	$1,242,227
2022	$991,061	$163,843	$(662,374)	$164,844
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. See the table below for the amounts deducted or added in calculating the equity award adjustments.

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value of Prior Years’ Awards Unvested at Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Value included in CAP
2024	$1,165,693	$77,802	—	$411,494	—	—	$1,654,989
2023	$438,120	$87,435	—	$49,005	—	—	$574,560
2022	$159,667	$(616,859)	—	$(205,181)	—	—	$(662,374)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our non-PEO NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 48.3	42.07	30.1
Net Income (Loss)	$ (29,700,000)	(21,400,000)	(95,600,000)
PEO Name	Mr. Rossi
Equity Awards Adjustments, Footnote

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Prior Years’ Awards Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value included in CAP
Michael Rossi
2024	$1,749,847	291,478	978,934	—	—	—	$3,020,259
2023	$3,076,754	—	—	—	—	—	$3,076,754
Thomas Gad
2023	$1,836,798	$138,417	—	$117,241	—	—	$2,092,456
2022	$209,016	$(1,090,764)	—	$(364,305)	—	—	$(1,246,052)
Claus Juan Møller-San Pedro, M.D., Ph.D.
2022	—	$(2,403,178)	—	$(757,760)	—	—	$(3,160,938)

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value of Prior Years’ Awards Unvested at Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Value included in CAP
2024	$1,165,693	$77,802	—	$411,494	—	—	$1,654,989
2023	$438,120	$87,435	—	$49,005	—	—	$574,560
2022	$159,667	$(616,859)	—	$(205,181)	—	—	$(662,374)

Rossi
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,557,585	3,110,553
PEO Actually Paid Compensation Amount	4,118,455	3,557,959
Gad
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,454,483	1,435,696
PEO Actually Paid Compensation Amount		3,204,083	(198,556)
Moller
Pay vs Performance Disclosure
PEO Total Compensation Amount			924,536
PEO Actually Paid Compensation Amount			(2,236,402)
PEO | Rossi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,459,389)	(2,629,348)
PEO | Rossi | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,020,259	3,076,754
PEO | Rossi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,847	3,076,754
PEO | Rossi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,478
PEO | Rossi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	978,934
PEO | Gad | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,342,856)	(388,200)
PEO | Gad | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,092,456	(1,246,052)
PEO | Gad | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,836,798	209,016
PEO | Gad | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		138,417	(1,090,764)
PEO | Gad | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		117,241	(364,305)
PEO | Moller | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,160,938)
PEO | Moller | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,403,178)
PEO | Moller | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(757,760)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,658,750)	(304,183)	(163,843)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,654,989	574,560	(662,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,165,693	438,120	159,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,802	87,435	(616,859)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 411,494	$ 49,005	$ (205,181)